Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

Changes in goodwill for the years ended December 31, 2018, 2019 and 2020 were as follows:

	Commodities brokerage	Investment advisory services	Institution subscription services	Hong Kong brokerage services	Total
Balance as of December 31, 2018	$—	$—	$—	$107,791	$107,791
Exchange difference	—	—	—	625	625
Balance as of December 31, 2019	$—	$—	$—	$108,416	$108,416
Exchange difference	—	—	—	485	485
Balance as of December 31, 2020	$—	$—	$—	$108,901	$108,901